Note 20 - Comprehensive Income	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
20.
Comprehensive Income:

During the year ended
December 31, 2017,
Other comprehensive income increased with net gains of
$13,455
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of
$1,999
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$11,393
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$63
).

During the year ended
December 31, 2018,
Other comprehensive income increased with net gains of
$5,508
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of
$5,382
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$74
), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge (
$11
) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$63
).

During the year ended
December 31, 2019,
Other comprehensive income decreased with net losses of
$5,753
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$3,931
), net of the settlements to net income of derivatives that qualify for hedge accounting (loss of
$1,885
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$63
).

As at
December 31, 2017,
2018
and
2019,
Comprehensive income amounted to
$86,331,
$72,747
and
$93,246,
respectively. The estimated net amount that is expected to be reclassified within the next
12
months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the net settlements on interest rate swaps amounts to $
227
.